Notes to the consolidated cash flow statement - Non-cash financing activities and restricted cash (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
Non-cash financing activities
Shares issued under the dividend reinvestment plan	$ 330	$ 321	$ 310
Shares issued from the conversion of Westpac CPS		566
Shares issued under the dividend reinvestment plan, percentage movement from prior period	3.00%
Shares issued under the dividend reinvestment plan, percentage movement from same period in prior year	6.00%
Shares issued from the conversion of Westpac CPS, percentage movement from prior period	(100.00%)
Cash consideration received (paid), net of transaction costs and cash held	$ (1)		9
Restricted cash	240	$ 242	271
Ascalon Capital Managers (Asia) limited and Ascalon Capital Managers Limited
Non-cash financing activities
Gain on sale of subsidiaries	3
Cash consideration received (paid), net of transaction costs and cash held	$ (1)
Hastings' overseas operations and Hastings' Australian operations
Non-cash financing activities
Loss on sale of subsidiaries			9
Cash consideration received (paid), net of transaction costs and cash held			$ 9